Stock Based Compensation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 06, 2025	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock options granted			0	24,818
Restricted stock units granted				0
Remaining unrecognized compensation cost of non-vested stock options					$ 1,500,000
Weighted-average remaining requisite service period of recognition of unrecognized compensation cost					6 months
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term						6 years
Restricted stock options granted					24,812	52
Restricted stock units granted					1,066
Options granted, grant date fair value per share						$ 424.80
Options exercised
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted					500,178	52
Restricted stock units, grant date fair value per share vested					$ 1.40	$ 547.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Requisite Service Period						6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		71			500,178
Stock awards vesting period		3 years
Restricted stock units, grant date fair value per share non-vested	$ 3,240.00				$ 1.40	$ 547.20
Shares forfeited					2
Shares forfeited, value					$ 92,000
Unrecognized compensation expense, awards					$ 1,000
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term					10 years
Options granted, grant date fair value per share					$ 72.38
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term					5 years
Options granted, grant date fair value per share					$ 60.86
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance					4,282,026		500,000
Additional shares aproved					4,281,987
Stock option awards description					vest over a one to four-year period from the date of grant
2018 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option awards granted term					10 years
2020 Inducement Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of authorized shares								55
Number of shares issued					55